Exhibit 99.01

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc. (“TRS”), as Servicer pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended and restated and as otherwise amended and supplemented, the “Pooling and Servicing Agreement”), among TRS, American Express Receivables Financing Corporation III LLC, as transferor (the “Transferor”), and The Bank of New York Mellon, as trustee (the “Trustee”), does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on March 15, 2021 and covers activity from February 01, 2021 through February 28, 2021.

5.

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of March 2021.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Morey J. Carlson
Name:	Morey J. Carlson
Title:	Director, ABS Operations

A.	Trust Activity

Trust Totals
Record Date	February 28, 2021
Number of days in Monthly Period	28
Beginning Number of Accounts	15,660,662
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	23,347,485,175.72
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	23,347,485,175.72
Finance Charge Collections (excluding Recoveries)	505,046,420.53
Collections of Discount Option Receivables	0.00
Recoveries	13,921,216.55
Total Collections of Finance Charge Receivables	518,967,637.08
Total Collections of Principal Receivables	8,870,297,902.47
Monthly Payment Rate	40.7063%
Defaulted Amount	35,090,745.31
Annualized Default Rate	2.0217%
Annualized Default Rate, Net of Recoveries	1.2197%
Trust Portfolio Yield	27.0165%
New Principal Receivables	8,183,835,900.87
Ending Number of Accounts	15,653,886
Ending Principal Receivables Balance	22,625,932,428.81
Ending Required Minimum Principal Balance	15,253,589,370.00
Ending Transferor Amount	8,370,241,428.81
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	22,625,932,428.81
Ending Total Receivables	23,650,853,169.63

B.	Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1

2017-7	857,143,000.00	857,143,000.00	0.00	60,000,010.00	6.01%	31,203,641.92	837,032.26	533,338,843.77	2,109,879.26
2018-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	4.01%	20,802,476.49	558,022.81	355,560,058.81	1,406,589.45
2018-4	1,028,573,000.00	1,028,573,000.00	0.00	72,000,110.00	7.22%	37,444,421.28	1,004,440.08	640,007,483.64	2,531,858.55
2018-6	1,342,859,000.00	1,342,859,000.00	0.00	94,000,130.00	9.42%	48,885,765.14	1,311,352.14	835,565,204.87	3,305,481.52
2018-8	914,287,000.00	914,287,000.00	0.00	64,000,090.00	6.41%	33,283,925.98	892,835.52	568,895,471.88	2,250,540.66
2019-1	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	12.03%	62,407,320.25	1,674,065.51	1,066,678,309.76	4,219,760.97
2019-2	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	12.03%	62,407,320.25	1,674,065.51	1,066,678,309.76	4,219,760.97
2019-3	1,371,431,000.00	1,371,431,000.00	0.00	96,000,170.00	9.62%	49,925,907.17	1,339,253.77	853,343,518.93	3,375,812.22

Total	9,514,297,000.00	9,514,297,000.00	0.00	666,000,790.00	66.74%	346,360,778.48	9,291,067.60	5,920,067,201.42	23,419,683.60
Group 2

2012-A	0.00	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2017-2	804,599,000.00	804,599,000.00	0.00	56,321,930.00	5.64%	29,290,817.39	785,721.08	500,644,466.97	1,980,540.87
2017-5	574,715,000.00	574,715,000.00	0.00	40,230,050.00	4.03%	20,922,064.43	561,230.74	357,604,079.59	1,414,675.56
2018-3	574,715,000.00	574,715,000.00	0.00	40,230,050.00	4.03%	20,922,064.43	561,230.74	357,604,079.59	1,414,675.56
2018-5	689,656,000.00	689,656,000.00	0.00	48,275,920.00	4.84%	25,106,404.50	673,474.93	429,123,651.05	1,697,605.75
2018-7	603,451,000.00	603,451,000.00	0.00	42,241,570.00	4.23%	21,968,176.75	589,292.52	375,484,439.13	1,485,409.96
2018-9	574,715,000.00	574,715,000.00	0.00	40,230,050.00	4.03%	20,922,064.43	561,230.74	357,604,079.59	1,414,675.56
2019-4	919,543,000.00	919,543,000.00	0.00	64,368,010.00	6.45%	33,475,266.68	897,968.20	572,165,905.12	2,263,478.44

Total	4,741,394,000.00	4,741,394,000.00	0.00	331,897,580.00	33.26%	172,606,858.61	4,630,148.95	2,950,230,701.04	11,671,061.70

Trust	14,255,691,000.00	14,255,691,000.00	0.00	997,898,370.00	100.00%	518,967,637.09	13,921,216.55	8,870,297,902.46	35,090,745.30

C.	Group Allocations

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2017-7	857,143,000.00	19,052,564.93	1,636,785.69	1,288,266.66	1,428,571.67	0.00	4,353,624.02	18,765,463.08	0.00	14,411,839.06
2018-2	571,430,000.00	12,701,739.59	1,392,621.82	858,846.44	952,383.33	0.00	3,203,851.59	12,811,766.71	0.00	9,607,915.12
2018-4	1,028,573,000.00	22,863,109.04	2,491,288.45	1,545,922.09	1,714,288.34	0.00	5,751,498.88	23,045,729.29	0.00	17,294,230.41
2018-6	1,342,859,000.00	29,849,054.70	3,330,708.10	2,018,286.89	2,238,098.33	0.00	7,587,093.32	30,165,668.64	0.00	22,578,575.32
2018-8	914,287,000.00	20,322,761.12	2,358,193.50	1,374,152.80	1,523,811.66	0.00	5,256,157.96	20,628,805.34	0.00	15,372,647.38
2019-1	1,714,287,000.00	38,105,152.09	3,994,109.90	2,576,534.82	2,857,145.00	0.00	9,427,789.72	38,251,484.64	0.00	28,823,694.92
2019-2	1,714,287,000.00	38,105,152.09	3,718,574.01	2,576,534.82	2,857,145.00	0.00	9,152,253.83	37,975,948.75	0.00	28,823,694.92
2019-3	1,371,431,000.00	30,484,152.80	2,432,892.14	2,061,229.96	2,285,718.33	0.00	6,779,840.43	29,838,819.91	0.00	23,058,979.48

Total	9,514,297,000.00	211,483,686.36	21,355,173.61	14,299,774.48	15,857,161.66	0.00	51,512,109.75	211,483,686.36	0.00	159,971,576.61

Group 2
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2017-2	804,599,000.00	17,884,617.50	346,992.34	1,209,294.21	1,340,998.33	0.00	2,897,284.88	17,930,332.00	0.00	15,033,047.12
2017-5	574,715,000.00	12,774,758.54	217,819.93	863,783.72	957,858.33	0.00	2,039,461.98	12,777,379.47	0.00	10,737,917.49
2018-3	574,715,000.00	12,774,758.54	192,798.30	863,783.72	957,858.33	0.00	2,014,440.35	12,752,357.84	0.00	10,737,917.49
2018-5	689,656,000.00	15,329,665.79	242,878.91	1,036,537.46	1,149,426.67	0.00	2,428,843.04	15,314,306.66	0.00	12,885,463.62
2018-7	603,451,000.00	13,413,502.02	223,630.83	906,973.29	1,005,751.66	0.00	2,136,355.78	13,411,173.82	0.00	11,274,818.04
2018-9	574,715,000.00	12,774,758.54	223,563.57	863,783.72	957,858.33	0.00	2,045,205.62	12,783,123.11	0.00	10,737,917.49
2019-4	919,543,000.00	20,439,591.43	327,706.02	1,382,052.46	1,532,571.66	0.00	3,242,330.14	20,422,979.45	0.00	17,180,649.31

Total	4,741,394,000.00	105,391,652.36	1,775,389.90	7,126,208.58	7,902,323.31	0.00	16,803,921.79	105,391,652.35	0.00	88,587,730.56

Trust Total	14,255,691,000.00	316,875,338.72	23,130,563.51	21,425,983.06	23,759,484.97	0.00	68,316,031.54	316,875,338.71	0.00	248,559,307.17

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	211,483,686.36	51,512,109.75	159,971,576.61
Group 2	105,391,652.36	16,803,921.79	88,587,730.57

D.	Trust Performance

Delinquencies: (a)

	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts
31-60 Days Delinquent	42,066,713	0.18%	7,083	0.05%
61-90 Days Delinquent	30,926,780	0.13%	4,262	0.03%
91-120 Days Delinquent	29,239,079	0.12%	3,574	0.02%
120+ Days Delinquent	46,284,792	0.20%	5,548	0.04%
Total 30+ Days Delinquent	148,517,363	0.63%	20,467	0.13%

Loss Experience:

Ending Principal Receivables Balance	22,625,932,428.81
Defaulted Amount	35,090,745.31
Recoveries	13,921,216.55
Net Default Amount	21,169,528.76
Annualized Default Rate	2.02%
Annualized Recovery Rate	0.80%
Annualized Default Rate, Net of Recoveries	1.22%
Number of Accounts Experiencing a Loss	6,890
Number of Accounts Experiencing a Recovery	25,145
Average Net Default Amount per Account Experiencing a Loss	3,072.50

E.	Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on Feb 08, 2021 under CIK number 0001283434

F.	Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G.	Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H.	Credit Risk Retention

	As of the last day of the Monthly Period	As of the last day of the Prior Monthly Period
Required Seller’s Interest Amount	693,047,900.00	693,047,900.00
Seller’s Interest Amount	8,370,241,428.81	9,091,794,175.72
Seller’s Interest Percentage	60.39%	65.59%

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00

Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	N/A	N/A
Coupon (2/16/21 to 3/14/21)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	0.00	0.00	0.00	0.00
Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$0.00

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge- Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$0.00

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$0.00

	2.	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$0.00

		a.	Class A Monthly Interest	$0.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$0.00

		e.	Excess Spread	$0.00

	2.	Class B Available Funds		$0.00

		a.	Class B Monthly Interest	$0.00

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$0.00

	3.	Collateral Available Funds		$0.00

		a.	Excess Spread	$0.00

	4.	Total Excess Spread		$0.00

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		0.0000%

	2.	Series 2012-A Allocable Principal Collections		$0.00

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$0.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$0.00

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$0.00

	7.	Other amounts treated as Available Principal Collections		$0.00

	8.	Available Principal Collections (total of items 5, 6 & 7)		$0.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		$0.00

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$0.00

	2.	Excess Finance Charge Collections	$0.00

	3.	Available Interest Reserve Account Amount	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$0.00

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Senior Minimum Monthly Interest	$0.00

	10.	Applied to unpaid Monthly Servicing Fee	$0.00

	11.	Collateral Default Amount treated as Available Principal Collections	$0.00

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00

	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00

	16.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00

	17.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00

O.	Funding of Interest Reserve Account on Interest Reserve Account Funding Date (if applicable)

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$0.00

	3.	Deposited to Interest Reserve Account	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	N/A
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	N/A
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		0.00
	2.	Monthly Interest		0.00
	3.	Monthly Interest previously due but not paid		0.00
	4.	Additional Interest		0.00
	5.	Additional Interest previously due but not paid		0.00
	6.	Reassignment Amount		0.00

Series 2017-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,317,744,837.83	804,599,000.00	513,145,837.83
Beginning Adjusted Invested Amount	N/A	804,599,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	29,290,817.39	17,884,617.50	11,406,199.89
Collections of Principal Receivables	500,644,466.97	305,687,433.50	194,957,033.47
Defaulted Amount	1,980,540.87	1,209,294.21	771,246.66

Ending Invested Amount / Transferor Amount	1,277,020,006.00	804,599,000.00	472,421,006.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	February 13, 2021	February 13, 2021	February 13, 2021
Coupon February 16, 2021 to March 14, 2021	0.55738%	0.75738%	1.00738%
Monthly Interest Due	292,624.50	14,854.12	39,513.72	346,992.34
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	292,624.50	14,854.12	39,513.72	346,992.34
Investor Default Amount	1,052,084.27	39,302.86	117,907.08	1,209,294.21
Investor Monthly Fees Due	1,166,666.67	43,583.33	130,748.33	1,340,998.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,511,375.44	97,740.31	288,169.13	2,897,284.88
Reallocated Investor Finance Charge Collections				17,930,332.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.0906%
Base Rate				2.8361%
Excess Spread Percentage				22.4207%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00
Distributions of Interest	292,624.50	14,854.12	39,513.72	346,992.34
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	292,624.50	14,854.12	39,513.72	346,992.34
Ending Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.42

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.42

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.57

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.57

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,072,560.85

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,513.72

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,033,047.13

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$15,599,363.66

		a.	Class A Monthly Interest	$292,624.50

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,052,084.27

		e.	Excess Spread	$14,254,654.89

	2.	Class B Available Funds		$582,747.66

		a.	Class B Monthly Interest	$14,854.12

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$567,893.54

	3.	Collateral Available Funds		$1,748,220.69

		a.	Excess Spread	$1,748,220.69

	4.	Total Excess Spread		$16,570,769.12

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2017-2 Allocable Principal Collections		$500,644,466.97

	3.	Principal Allocation Percentage of Series 2017-2 Allocable Principal Collections		$305,687,433.50

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$305,687,433.50

	6.	Shared Principal Collections from other Series allocated to Series 2017-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,209,294.21

	8.	Available Principal Collections (total of items 5, 6 and 7)		$306,896,727.71

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$78,449,000.00

	2.	Required Collateral Invested Amount		$78,449,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$306,896,727.71

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-2

	1.	Excess Spread		$16,570,769.12
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$39,302.86
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$39,513.72
	9.	Applied to unpaid Monthly Servicing Fee		$1,340,998.33
	10.	Collateral Default Amount treated as Available Principal Collections		$117,907.08
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$15,033,047.13

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	2.8361%
		b.	Prior Monthly Period	2.5028%
		c.	Second Prior Monthly Period	2.5956%
	2.	Three Month Average Base Rate		2.6448%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	27.0906%
		b.	Prior Monthly Period	25.7112%
		c.	Second Prior Monthly Period	24.4832%
	4.	Three Month average Series Adjusted Portfolio Yield		25.7616%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$804,599,000.00
		Monthly Interest		$437,354.58
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$805,036,354.58

Series 2017-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	941,248,652.40	574,715,000.00	366,533,652.40
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	20,922,064.43	12,774,758.54	8,147,305.89
Collections of Principal Receivables	357,604,079.59	218,348,709.53	139,255,370.06
Defaulted Amount	1,414,675.56	863,783.72	550,891.84

Ending Invested Amount / Transferor Amount	912,159,414.50	574,715,000.00	337,444,414.50

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	February 13, 2021	February 13, 2021	February 13, 2021
Coupon February 16, 2021 to March 14, 2021	0.48738%	0.68738%	0.90738%
Monthly Interest Due	182,767.50	9,629.68	25,422.75	217,819.93
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	182,767.50	9,629.68	25,422.75	217,819.93
Investor Default Amount	751,488.75	28,074.12	84,220.85	863,783.72
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,767,589.58	68,835.47	203,036.93	2,039,461.98
Reallocated Investor Finance Charge Collections				12,777,379.47
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.0225%
Base Rate				2.7654%
Excess Spread Percentage				22.4207%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	182,767.50	9,629.68	25,422.75	217,819.93
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	182,767.50	9,629.68	25,422.75	217,819.93
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.37

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.37

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.52

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.52

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$10,763,340.24

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$25,422.75

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,737,917.49

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$11,116,274.56

		a.	Class A Monthly Interest	$182,767.50
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$751,488.75
		e.	Excess Spread	$10,182,018.31

	2.	Class B Available Funds		$415,281.79

		a.	Class B Monthly Interest	$9,629.68
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$405,652.11

	3.	Collateral Available Funds		$1,245,823.12

		a.	Excess Spread	$1,245,823.12

	4.	Total Excess Spread		$11,833,493.54

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2017-5 Allocable Principal Collections		$357,604,079.59

	3.	Principal Allocation Percentage of Series 2017-5 Allocable Principal Collections		$218,348,709.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$218,348,709.53

	6.	Shared Principal Collections from other Series allocated to Series 2017-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$863,783.72

	8.	Available Principal Collections (total of items 5, 6 and 7)		$219,212,493.25

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$219,212,493.25

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-5

	1.	Excess Spread		$11,833,493.54

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$28,074.12

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$25,422.75

	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33

	10.	Collateral Default Amount treated as Available Principal Collections		$84,220.85

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$10,737,917.49

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	2.7654%
		b.	Prior Monthly Period	2.4322%
		c.	Second Prior Monthly Period	2.5250%

	2.	Three Month Average Base Rate		2.5742%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.0225%
		b.	Prior Monthly Period	25.6382%
		c.	Second Prior Monthly Period	24.4125%

	4.	Three Month average Series Adjusted Portfolio Yield		25.6911%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$275,361.24
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$574,990,361.24

Series 2017-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,403,799,611.40	857,143,000.00	546,656,611.40
Beginning Adjusted Invested Amount	N/A	857,143,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	31,203,641.92	19,052,564.93	12,151,076.99
Collections of Principal Receivables	533,338,843.77	325,650,223.05	207,688,620.72
Defaulted Amount	2,109,879.26	1,288,266.66	821,612.60

Ending Invested Amount / Transferor Amount	1,360,415,261.51	857,143,000.00	503,272,261.51

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon February 16, 2021 to March 14, 2021	2.35000%	2.54000%	2.80000%
Monthly Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Investor Default Amount	1,127,233.14	48,310.21	112,723.31	1,288,266.66
Investor Monthly Fees Due	1,250,000.00	53,571.67	125,000.00	1,428,571.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,845,983.14	169,917.90	337,722.98	4,353,624.02
Reallocated Investor Finance Charge Collections				18,765,463.08
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				26.5799%
Base Rate				4.8346%
Excess Spread Percentage				20.1766%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00
Distributions of Interest	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Ending Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.96

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.96

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.12

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.12

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$14,511,838.74

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$99,999.67

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,411,839.07

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$16,419,777.46

		a.	Class A Monthly Interest	$1,468,750.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,127,233.14
		e.	Excess Spread	$13,823,794.32

	2.	Class B Available Funds		$703,707.88

		a.	Class B Monthly Interest	$68,036.02
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$635,671.86

	3.	Collateral Available Funds		$1,641,977.75

		a.	Excess Spread	$1,641,977.75

	4.	Total Excess Spread		$16,101,443.93

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2017-7 Allocable Principal Collections		$533,338,843.77

	3.	Principal Allocation Percentage of Series 2017-7 Allocable Principal Collections		$325,650,223.05

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$325,650,223.05

	6.	Shared Principal Collections from other Series allocated to Series 2017-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,288,266.66

	8.	Available Principal Collections (total of items 5, 6 and 7)		$326,938,489.71

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$75,000,000.00

	2.	Required Collateral Invested Amount		$75,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$326,938,489.71

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-7

	1.	Excess Spread		$16,101,443.93

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$48,310.21

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$99,999.67

	9.	Applied to unpaid Monthly Servicing Fee		$1,428,571.67

	10.	Collateral Default Amount treated as Available Principal Collections		$112,723.31

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$14,411,839.07

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.8346%
		b.	Prior Monthly Period	4.0792%
		c.	Second Prior Monthly Period	4.2107%

	2.	Three Month Average Base Rate		4.3748%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	26.5799%
		b.	Prior Monthly Period	25.2376%
		c.	Second Prior Monthly Period	24.0123%
	4.	Three Month average Series Adjusted Portfolio Yield		25.2766%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$857,143,000.00
		Monthly Interest		$1,797,232.83
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$858,940,232.83

Series 2018-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	935,868,591.28	571,430,000.00	364,438,591.28
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	20,802,476.49	12,701,739.59	8,100,736.90
Collections of Principal Receivables	355,560,058.81	217,100,655.26	138,459,403.55
Defaulted Amount	1,406,589.45	858,846.44	547,743.01
Ending Invested Amount / Transferor Amount	906,945,623.88	571,430,000.00	335,515,623.88

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon February 16, 2021 to March 14, 2021	3.01000%	3.18000%	3.43000%
Monthly Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Investor Default Amount	751,488.75	32,207.31	75,150.38	858,846.44
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,838,988.75	124,709.16	240,153.68	3,203,851.59
Reallocated Investor Finance Charge Collections				12,811,766.71
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.2675%
Base Rate				5.5477%
Excess Spread Percentage				20.1766%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.51

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.51

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,689,583.43

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,668.30

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,607,915.13

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$11,210,267.85

		a.	Class A Monthly Interest	$1,254,166.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$751,488.75
		e.	Excess Spread	$9,204,612.43

	2.	Class B Available Funds		$480,449.66

		a.	Class B Monthly Interest	$56,786.85
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$423,662.81

	3.	Collateral Available Funds		$1,121,049.21

		a.	Excess Spread	$1,121,049.21

	4.	Total Excess Spread		$10,749,324.45

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2018-2 Allocable Principal Collections		$355,560,058.81

	3.	Principal Allocation Percentage of Series 2018-2 Allocable Principal Collections		$217,100,655.26

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$217,100,655.26

	6.	Shared Principal Collections from other Series allocated to Series 2018-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$858,846.44

	8.	Available Principal Collections (total of items 5, 6 and 7)		$217,959,501.70

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$217,959,501.70

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-2
	1.	Excess Spread		$10,749,324.45
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$32,207.31
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$81,668.30
	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33
	10.	Collateral Default Amount treated as Available Principal Collections		$75,150.38
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,607,915.13

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	5.5477%
		b.	Prior Monthly Period	4.6808%
		c.	Second Prior Monthly Period	4.8318%

	2.	Three Month Average Base Rate		5.0201%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.2675%
		b.	Prior Monthly Period	25.8587%
		c.	Second Prior Monthly Period	24.6334%
	4.	Three Month average Series Adjusted Portfolio Yield		25.9199%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$571,430,000.00
		Monthly Interest		$1,498,516.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$572,928,516.80

Series 2018-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	941,248,652.40	574,715,000.00	366,533,652.40
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	20,922,064.43	12,774,758.54	8,147,305.89
Collections of Principal Receivables	357,604,079.59	218,348,709.53	139,255,370.06
Defaulted Amount	1,414,675.56	863,783.72	550,891.84

Ending Invested Amount / Transferor Amount	912,159,414.50	574,715,000.00	337,444,414.50

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	February 13, 2021	February 13, 2021	February 13, 2021
Coupon February 16, 2021 to March 14, 2021	0.42738%	0.60738%	0.85738%
Monthly Interest Due	160,267.50	8,508.94	24,021.86	192,798.30
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	160,267.50	8,508.94	24,021.86	192,798.30
Investor Default Amount	751,488.75	28,074.12	84,220.85	863,783.72
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,745,089.58	67,714.73	201,636.04	2,014,440.35
Reallocated Investor Finance Charge Collections				12,752,357.84
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				26.9657%
Base Rate				2.7066%
Excess Spread Percentage				22.4207%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	160,267.50	8,508.94	24,021.86	192,798.30
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	160,267.50	8,508.94	24,021.86	192,798.30
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.32

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.32

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.46

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.46

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$10,761,939.35

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$24,021.86

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,737,917.49

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$11,094,505.83

		a.	Class A Monthly Interest	$160,267.50
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$751,488.75
		e.	Excess Spread	$10,182,749.58

	2.	Class B Available Funds		$414,468.55

		a.	Class B Monthly Interest	$8,508.94
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$405,959.61

	3.	Collateral Available Funds		$1,243,383.46

		a.	Excess Spread	$1,243,383.46

	4.	Total Excess Spread		$11,832,092.65

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2018-3 Allocable Principal Collections		$357,604,079.59

	3.	Principal Allocation Percentage of Series 2018-3 Allocable Principal Collections		$218,348,709.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$218,348,709.53

	6.	Shared Principal Collections from other Series allocated to Series 2018-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$863,783.72

	8.	Available Principal Collections (total of items 5, 6 and 7)		$219,212,493.25

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$219,212,493.25

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-3

	1.	Excess Spread		$11,832,092.65
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$28,074.12
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$24,021.86
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$84,220.85
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$10,737,917.49

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.7066%
		b.	Prior Monthly Period	2.3733%
		c.	Second Prior Monthly Period	2.4661%

	2.	Three Month Average Base Rate		2.5153%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	26.9657%
		b.	Prior Monthly Period	25.5775%
		c.	Second Prior Monthly Period	24.3537%
	4.	Three Month average Series Adjusted Portfolio Yield		25.6323%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$239,832.68
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$574,954,832.68

Series 2018-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,684,561,826.55	1,028,573,000.00	655,988,826.55
Beginning Adjusted Invested Amount	N/A	1,028,573,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	37,444,421.28	22,863,109.04	14,581,312.24
Collections of Principal Receivables	640,007,483.64	390,780,799.55	249,226,684.09
Defaulted Amount	2,531,858.55	1,545,922.09	985,936.46

Ending Invested Amount / Transferor Amount	1,632,500,535.83	1,028,573,000.00	603,927,535.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	4,500,000.00	0.00	0.00	4,500,000.00
Reserve Account Opening Balance	4,500,000.00	0.00	0.00	4,500,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	4,500,000.00	0.00	0.00	4,500,000.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon February 16, 2021 to March 14, 2021	2.99000%	3.18000%	3.42000%
Monthly Interest Due	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Investor Default Amount	1,352,679.76	57,972.85	135,269.48	1,545,922.09
Investor Monthly Fees Due	1,500,000.00	64,286.67	150,001.67	1,714,288.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,095,179.76	224,475.32	431,843.80	5,751,498.88
Reallocated Investor Finance Charge Collections				23,045,729.29
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.2480%
Base Rate				5.5274%
Excess Spread Percentage				20.1766%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	900,000,000.00	38,572,000.00	90,001,000.00	1,028,573,000.00
Distributions of Interest	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Ending Certificates Balance	900,000,000.00	38,572,000.00	90,001,000.00	1,028,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.49

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.49

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$17,440,803.06

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$146,572.65

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,294,230.41

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$20,164,982.32

		a.	Class A Monthly Interest	$2,242,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,352,679.76
		e.	Excess Spread	$16,569,802.56

	2.	Class B Available Funds		$864,226.33

		a.	Class B Monthly Interest	$102,215.80
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$762,010.53

	3.	Collateral Available Funds		$2,016,520.64

		a.	Excess Spread	$2,016,520.64

	4.	Total Excess Spread		$19,348,333.73

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2018-4 Allocable Principal Collections		$640,007,483.64

	3.	Principal Allocation Percentage of Series 2018-4 Allocable Principal Collections		$390,780,799.55

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$390,780,799.55

	6.	Shared Principal Collections from other Series allocated to Series 2018-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,545,922.09

	8.	Available Principal Collections (total of items 5, 6 and 7)		$392,326,721.64

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$90,001,000.00

	2.	Required Collateral Invested Amount		$90,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$392,326,721.64

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-4
	1.	Excess Spread		$19,348,333.73
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$57,972.85
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$146,572.65
	9.	Applied to unpaid Monthly Servicing Fee		$1,714,288.34
	10.	Collateral Default Amount treated as Available Principal Collections		$135,269.48
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$17,294,230.41

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	5.5274%
		b.	Prior Monthly Period	4.6637%
		c.	Second Prior Monthly Period	4.8142%

	2.	Three Month Average Base Rate		5.0018%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.2480%
		b.	Prior Monthly Period	25.8410%
		c.	Second Prior Monthly Period	24.6158%

	4.	Three Month average Series Adjusted Portfolio Yield		25.9016%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,028,573,000.00
		Monthly Interest		$2,677,076.92
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,031,250,076.92

Series 2018-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,129,495,107.35	689,656,000.00	439,839,107.35
Beginning Adjusted Invested Amount	N/A	689,656,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	25,106,404.50	15,329,665.79	9,776,738.71
Collections of Principal Receivables	429,123,651.05	262,017,691.59	167,105,959.46
Defaulted Amount	1,697,605.75	1,036,537.46	661,068.29

Ending Invested Amount / Transferor Amount	1,094,588,123.10	689,656,000.00	404,932,123.10

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	February 13, 2021	February 13, 2021	February 13, 2021
Coupon February 16, 2021 to March 14, 2021	0.44738%	0.65738%	0.90738%
Monthly Interest Due	201,321.00	11,050.89	30,507.02	242,878.91
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	201,321.00	11,050.89	30,507.02	242,878.91
Investor Default Amount	901,786.51	33,687.74	101,063.21	1,036,537.46
Investor Monthly Fees Due	1,000,000.00	37,356.67	112,070.00	1,149,426.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,103,107.51	82,095.30	243,640.23	2,428,843.04
Reallocated Investor Finance Charge Collections				15,314,306.66
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				26.9875%
Base Rate				2.7292%
Excess Spread Percentage				22.4207%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00
Distributions of Interest	201,321.00	11,050.89	30,507.02	242,878.91
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	201,321.00	11,050.89	30,507.02	242,878.91
Ending Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.34

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.34

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.49

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.49

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$12,915,970.64

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$30,507.02

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,885,463.62

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$13,323,430.81

		a.	Class A Monthly Interest	$201,321.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$901,786.51
		e.	Excess Spread	$12,220,323.30

	2.	Class B Available Funds		$497,718.96

		a.	Class B Monthly Interest	$11,050.89
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$486,668.07

	3.	Collateral Available Funds		$1,493,156.89

		a.	Excess Spread	$1,493,156.89

	4.	Total Excess Spread		$14,200,148.26

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2018-5 Allocable Principal Collections		$429,123,651.05

	3.	Principal Allocation Percentage of Series 2018-5 Allocable Principal Collections		$262,017,691.59

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$262,017,691.59

	6.	Shared Principal Collections from other Series allocated to Series 2018-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,036,537.46

	8.	Available Principal Collections (total of items 5, 6 and 7)		$263,054,229.05

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$67,242,000.00

	2.	Required Collateral Invested Amount		$67,242,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$263,054,229.05

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-5
	1.	Excess Spread		$14,200,148.26
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$33,687.74
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$30,507.02
	9.	Applied to unpaid Monthly Servicing Fee		$1,149,426.67
	10.	Collateral Default Amount treated as Available Principal Collections		$101,063.21
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$12,885,463.62

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.7292%
		b.	Prior Monthly Period	2.3959%
		c.	Second Prior Monthly Period	2.4887%
	2.	Three Month Average Base Rate		2.5379%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	26.9875%
		b.	Prior Monthly Period	25.6008%
		c.	Second Prior Monthly Period	24.3763%
	4.	Three Month average Series Adjusted Portfolio Yield		25.6549%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$689,656,000.00
		Monthly Interest		$303,520.77
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$689,959,520.77

Series 2018-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,199,288,732.87	1,342,859,000.00	856,429,732.87
Beginning Adjusted Invested Amount	N/A	1,342,859,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	48,885,765.14	29,849,054.70	19,036,710.44
Collections of Principal Receivables	835,565,204.87	510,185,969.98	325,379,234.89
Defaulted Amount	3,305,481.52	2,018,286.89	1,287,194.63

Ending Invested Amount / Transferor Amount	2,131,319,835.38	1,342,859,000.00	788,460,835.38

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon February 16, 2021 to March 14, 2021	3.06000%	3.25000%	3.54000%
Monthly Interest Due	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Investor Default Amount	1,765,998.59	75,686.94	176,601.36	2,018,286.89
Investor Monthly Fees Due	1,958,333.33	83,930.00	195,835.00	2,238,098.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,720,581.92	296,003.19	570,508.21	7,587,093.32
Reallocated Investor Finance Charge Collections				30,165,668.64
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.3239%
Base Rate				5.6061%
Excess Spread Percentage				20.1766%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,175,000,000.00	50,358,000.00	117,501,000.00	1,342,859,000.00
Distributions of Interest	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Ending Certificates Balance	1,175,000,000.00	50,358,000.00	117,501,000.00	1,342,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.55

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.55

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)		Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.71

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.71

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$22,776,647.17

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$198,071.85

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$22,578,575.32

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$26,394,923.56

		a.	Class A Monthly Interest	$2,996,250.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,765,998.59

		e.	Excess Spread	$21,632,674.97

	2.	Class B Available Funds		$1,131,230.26

		a.	Class B Monthly Interest	$136,386.25

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$994,844.01

	3.	Collateral Available Funds		$2,639,514.82

		a.	Excess Spread	$2,639,514.82

	4.	Total Excess Spread		$25,267,033.80

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2018-6 Allocable Principal Collections		$835,565,204.87

	3.	Principal Allocation Percentage of Series 2018-6 Allocable Principal Collections		$510,185,969.98

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$510,185,969.98

	6.	Shared Principal Collections from other Series allocated to Series 2018-6		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,018,286.89

	8.	Available Principal Collections (total of items 5, 6 and 7)		$512,204,256.87

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$117,501,000.00

	2.	Required Collateral Invested Amount		$117,501,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$512,204,256.87

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-6
	1.	Excess Spread		$25,267,033.80
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$75,686.94
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$198,071.85
	9.	Applied to unpaid Monthly Servicing Fee		$2,238,098.33
	10.	Collateral Default Amount treated as Available Principal Collections		$176,601.36
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$22,578,575.32

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	5.6061%
		b.	Prior Monthly Period	4.7301%
		c.	Second Prior Monthly Period	4.8827%

	2.	Three Month Average Base Rate		5.0730%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.3239%
		b.	Prior Monthly Period	25.9096%
		c.	Second Prior Monthly Period	24.6843%
	4.	Three Month average Series Adjusted Portfolio Yield		25.9726%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,342,859,000.00
		Monthly Interest		$3,604,739.55
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,346,463,739.55

Series 2018-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	988,311,494.46	603,451,000.00	384,860,494.46
Beginning Adjusted Invested Amount	N/A	603,451,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	21,968,176.75	13,413,502.02	8,554,674.73
Collections of Principal Receivables	375,484,439.13	229,266,239.99	146,218,199.14
Defaulted Amount	1,485,409.96	906,973.29	578,436.67

Ending Invested Amount / Transferor Amount	957,767,782.01	603,451,000.00	354,316,782.01

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	February 13, 2021	February 13, 2021	February 13, 2021
Coupon February 16, 2021 to March 14, 2021	0.46738%	0.67738%	1.00738%
Monthly Interest Due	184,030.88	9,964.09	29,635.86	223,630.83
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	184,030.88	9,964.09	29,635.86	223,630.83
Investor Default Amount	789,063.20	29,477.90	88,432.19	906,973.29
Investor Monthly Fees Due	875,000.00	32,688.33	98,063.33	1,005,751.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,848,094.08	72,130.32	216,131.38	2,136,355.78
Reallocated Investor Finance Charge Collections				13,411,173.82
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.0115%
Base Rate				2.7541%
Excess Spread Percentage				22.4207%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00
Distributions of Interest	184,030.88	9,964.09	29,635.86	223,630.83
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	184,030.88	9,964.09	29,635.86	223,630.83
Ending Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.35

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.35

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.51

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.51

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,304,453.89

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$29,635.86

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,274,818.03

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$11,667,668.55

		a.	Class A Monthly Interest	$184,030.88

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$789,063.20

		e.	Excess Spread	$10,694,574.47

	2.	Class B Available Funds		$435,881.87

		a.	Class B Monthly Interest	$9,964.09

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$425,917.78

	3.	Collateral Available Funds		$1,307,623.39

		a.	Excess Spread	$1,307,623.39

	4.	Total Excess Spread		$12,428,115.64

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2018-7 Allocable Principal Collections		$375,484,439.13

	3.	Principal Allocation Percentage of Series 2018-7 Allocable Principal Collections		$229,266,239.99

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$229,266,239.99

	6.	Shared Principal Collections from other Series allocated to Series 2018-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$906,973.29

	8.	Available Principal Collections (total of items 5, 6 and 7)		$230,173,213.28

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$58,838,000.00

	2.	Required Collateral Invested Amount		$58,838,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$230,173,213.28

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-7

	1.	Excess Spread		$12,428,115.64
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$29,477.90
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$29,635.86
	9.	Applied to unpaid Monthly Servicing Fee		$1,005,751.66
	10.	Collateral Default Amount treated as Available Principal Collections		$88,432.19
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$11,274,818.03

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.7541%
		b.	Prior Monthly Period	2.4208%
		c.	Second Prior Monthly Period	2.5136%
	2.	Three Month Average Base Rate		2.5628%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.0115%
		b.	Prior Monthly Period	25.6265%
		c.	Second Prior Monthly Period	24.4012%
	4.	Three Month average Series Adjusted Portfolio Yield		25.6797%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$603,451,000.00
		Monthly Interest		$284,049.36
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$603,735,049.36

Series 2018-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,497,388,108.29	914,287,000.00	583,101,108.29
Beginning Adjusted Invested Amount	N/A	914,287,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	33,283,925.98	20,322,761.12	12,961,164.86
Collections of Principal Receivables	568,895,471.88	347,360,668.50	221,534,803.38
Defaulted Amount	2,250,540.66	1,374,152.80	876,387.86

Ending Invested Amount / Transferor Amount	1,451,111,411.05	914,287,000.00	536,824,411.05

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon February 16, 2021 to March 14, 2021	3.18000%	3.35000%	3.74000%
Monthly Interest Due	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Investor Default Amount	1,202,382.01	51,531.09	120,239.70	1,374,152.80
Investor Monthly Fees Due	1,333,333.33	57,143.33	133,335.00	1,523,811.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,655,715.34	204,389.50	396,053.12	5,256,157.96
Reallocated Investor Finance Charge Collections				20,628,805.34
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.4529%
Base Rate				5.7399%
Excess Spread Percentage				20.1766%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	34,286,000.00	80,001,000.00	914,287,000.00
Distributions of Interest	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Ending Certificates Balance	800,000,000.00	34,286,000.00	80,001,000.00	914,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.65

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.79

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.79

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,515,125.80

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$142,478.42

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,372,647.38

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$18,050,179.29

		a.	Class A Monthly Interest	$2,120,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,202,382.01
		e.	Excess Spread	$14,727,797.28

	2.	Class B Available Funds		$773,585.56

		a.	Class B Monthly Interest	$95,715.08
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$677,870.48

	3.	Collateral Available Funds		$1,805,040.49

		a.	Excess Spread	$1,805,040.49

	4.	Total Excess Spread		$17,210,708.25

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2018-8 Allocable Principal Collections		$568,895,471.88

	3.	Principal Allocation Percentage of Series 2018-8 Allocable Principal Collections		$347,360,668.50

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$347,360,668.50

	6.	Shared Principal Collections from other Series allocated to Series 2018-8		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,374,152.80

	8.	Available Principal Collections (total of items 5, 6 and 7)		$348,734,821.30

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$80,001,000.00

	2.	Required Collateral Invested Amount		$80,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$348,734,821.30

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-8
	1.	Excess Spread		$17,210,708.25
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$51,531.09
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$142,478.42
	9.	Applied to unpaid Monthly Servicing Fee		$1,523,811.66
	10.	Collateral Default Amount treated as Available Principal Collections		$120,239.70
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$15,372,647.38

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	5.7399%
		b.	Prior Monthly Period	4.8430%
		c.	Second Prior Monthly Period	4.9992%

	2.	Three Month Average Base Rate		5.1940%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	27.4529%
		b.	Prior Monthly Period	26.0261%
		c.	Second Prior Monthly Period	24.8008%

	4.	Three Month average Series Adjusted Portfolio Yield		26.0933%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$914,287,000.00
		Monthly Interest		$2,548,195.08
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$916,835,195.08

Series 2018-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	941,248,652.40	574,715,000.00	366,533,652.40
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	20,922,064.43	12,774,758.54	8,147,305.89
Collections of Principal Receivables	357,604,079.59	218,348,709.53	139,255,370.06
Defaulted Amount	1,414,675.56	863,783.72	550,891.84

Ending Invested Amount / Transferor Amount	912,159,414.50	574,715,000.00	337,444,414.50

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	February 13, 2021	February 13, 2021	February 13, 2021
Coupon February 16, 2021 to March 14, 2021	0.48738%	0.69738%	1.10738%
Monthly Interest Due	182,767.50	9,769.77	31,026.30	223,563.57
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	182,767.50	9,769.77	31,026.30	223,563.57
Investor Default Amount	751,488.75	28,074.12	84,220.85	863,783.72
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,767,589.58	68,975.56	208,640.48	2,045,205.62
Reallocated Investor Finance Charge Collections				12,783,123.11
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.0355%
Base Rate				2.7790%
Excess Spread Percentage				22.4207%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	182,767.50	9,769.77	31,026.30	223,563.57
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	182,767.50	9,769.77	31,026.30	223,563.57
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.37

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.37

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.52

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.52

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$10,768,943.79

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$31,026.30

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,737,917.49

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$11,121,271.51

		a.	Class A Monthly Interest	$182,767.50
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$751,488.75
		e.	Excess Spread	$10,187,015.26

	2.	Class B Available Funds		$415,468.46

		a.	Class B Monthly Interest	$9,769.77
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$405,698.69

	3.	Collateral Available Funds		$1,246,383.14

		a.	Excess Spread	$1,246,383.14

	4.	Total Excess Spread		$11,839,097.09

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2018-9 Allocable Principal Collections		$357,604,079.59

	3.	Principal Allocation Percentage of Series 2018-9 Allocable Principal Collections		$218,348,709.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$218,348,709.53

	6.	Shared Principal Collections from other Series allocated to Series 2018-9		$0.00

	7.	Other amounts treated as Available Principal Collections:		$863,783.72

	8.	Available Principal Collections (total of items 5, 6 and 7)		$219,212,493.25

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$219,212,493.25

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-9

	1.	Excess Spread		$11,839,097.09
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$28,074.12
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$31,026.30
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$84,220.85
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$10,737,917.49

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	2.7790%
		b.	Prior Monthly Period	2.4457%
		c.	Second Prior Monthly Period	2.5385%
	2.	Three Month Average Base Rate		2.5877%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	27.0355%
		b.	Prior Monthly Period	25.6522%
		c.	Second Prior Monthly Period	24.4261%
	4.	Three Month average Series Adjusted Portfolio Yield		25.7046%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$281,104.88
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$574,996,104.88

Series 2019-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,807,600,860.56	1,714,287,000.00	1,093,313,860.56
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	62,407,320.25	38,105,152.09	24,302,168.16
Collections of Principal Receivables	1,066,678,309.76	651,300,826.02	415,377,483.74
Defaulted Amount	4,219,760.97	2,576,534.82	1,643,226.15

Ending Invested Amount / Transferor Amount	2,720,832,110.18	1,714,287,000.00	1,006,545,110.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon February 16, 2021 to March 14, 2021	2.87000%	3.07000%	3.39000%
Monthly Interest Due	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Investor Default Amount	2,254,466.28	96,620.41	225,448.13	2,576,534.82
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,341,966.28	368,228.76	717,594.68	9,427,789.72
Reallocated Investor Finance Charge Collections				38,251,484.64
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.1278%
Base Rate				5.4028%
Excess Spread Percentage				20.1766%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.39

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.39

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.56

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.56

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$29,065,839.80

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$242,144.88

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$28,823,694.92

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$33,470,023.96

		a.	Class A Monthly Interest	$3,587,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,254,466.28
		e.	Excess Spread	$27,628,057.68

	2.	Class B Available Funds		$1,434,435.97

		a.	Class B Monthly Interest	$164,465.02
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,269,970.95

	3.	Collateral Available Funds		$3,347,024.71

		a.	Excess Spread	$3,347,024.71

	4.	Total Excess Spread		$32,245,053.34

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2019-1 Allocable Principal Collections		$1,066,678,309.76

	3.	Principal Allocation Percentage of Series 2019-1 Allocable Principal Collections		$651,300,826.02

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$651,300,826.02

	6.	Shared Principal Collections from other Series allocated to Series 2019-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,576,534.82

	8.	Available Principal Collections (total of items 5, 6 and 7)		$653,877,360.84

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$653,877,360.84

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount $0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-1
	1.	Excess Spread		$32,245,053.34
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections $0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$96,620.41
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections $0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$242,144.88
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections $225,448.13
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections $0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s) $28,823,694.92

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	5.4028%
		b.	Prior Monthly Period	4.5586%
		c.	Second Prior Monthly Period	4.7056%
	2.	Three Month Average Base Rate		4.8890%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.1278%
		b.	Prior Monthly Period	25.7325%
		c.	Second Prior Monthly Period	24.5072%
	4.	Three Month average Series Adjusted Portfolio Yield		25.7892%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate? Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,341,254.30
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,718,628,254.30

Series 2019-2 Certificate

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,807,600,860.56	1,714,287,000.00	1,093,313,860.56
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	62,407,320.25	38,105,152.09	24,302,168.16
Collections of Principal Receivables	1,066,678,309.76	651,300,826.02	415,377,483.74
Defaulted Amount	4,219,760.97	2,576,534.82	1,643,226.15

Ending Invested Amount / Transferor Amount	2,720,832,110.18	1,714,287,000.00	1,006,545,110.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon February 16, 2021 to March 14, 2021	2.67000%	2.86000%	3.19000%
Monthly Interest Due	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Investor Default Amount	2,254,466.28	96,620.41	225,448.13	2,576,534.82
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,091,966.28	356,978.71	703,308.84	9,152,253.83
Reallocated Investor Finance Charge Collections				37,975,948.75
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				26.9183%
Base Rate				5.1855%
Excess Spread Percentage				20.1766%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.23

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.23

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.38

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.38

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$29,051,553.96

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$227,859.04

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$28,823,694.92

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$33,228,930.23

		a.	Class A Monthly Interest	$3,337,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,254,466.28
		e.	Excess Spread	$27,636,963.95

	2.	Class B Available Funds		$1,424,103.34

		a.	Class B Monthly Interest	$153,214.97
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,270,888.37

	3.	Collateral Available Funds		$3,322,915.18

		a.	Excess Spread	$3,322,915.18

	4.	Total Excess Spread		$32,230,767.50

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2019-2 Allocable Principal Collections		$1,066,678,309.76

	3.	Principal Allocation Percentage of Series 2019-2 Allocable Principal Collections		$651,300,826.02

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$651,300,826.02

	6.	Shared Principal Collections from other Series allocated to Series 2019-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,576,534.82

	8.	Available Principal Collections (total of items 5, 6 and 7)		$653,877,360.84

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$653,877,360.84

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-2

	1.	Excess Spread		$32,230,767.50

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$96,620.41

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$227,859.04

	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00

	10.	Collateral Default Amount treated as Available Principal Collections		$225,448.13

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$28,823,694.92

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	5.1855%
		b.	Prior Monthly Period	4.3752%
		c.	Second Prior Monthly Period	4.5164%

	2.	Three Month Average Base Rate		4.6924%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	26.9183%
		b.	Prior Monthly Period	25.5433%
		c.	Second Prior Monthly Period	24.3180%
	4.	Three Month average Series Adjusted Portfolio Yield		25.5932%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,005,182.43
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,718,292,182.43

Series 2019-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,246,082,981.32	1,371,431,000.00	874,651,981.32
Beginning Adjusted Invested Amount	N/A	1,371,431,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	49,925,907.17	30,484,152.80	19,441,754.37
Collections of Principal Receivables	853,343,518.93	521,041,192.71	332,302,326.22
Defaulted Amount	3,375,812.22	2,061,229.96	1,314,582.26

Ending Invested Amount / Transferor Amount	2,176,667,910.15	1,371,431,000.00	805,236,910.15

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon February 16, 2021 to March 14, 2021	2.00000%	2.20000%	3.38600%
Monthly Interest Due	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Investor Default Amount	1,803,573.02	77,296.63	180,360.31	2,061,229.96
Investor Monthly Fees Due	2,000,000.00	85,715.00	200,003.33	2,285,718.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,803,573.02	257,298.13	718,969.28	6,779,840.43
Reallocated Investor Finance Charge Collections				29,838,819.91
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				26.4031%
Base Rate				4.6512%
Excess Spread Percentage				20.1766%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	51,429,000.00	120,002,000.00	1,371,431,000.00
Distributions of Interest	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Ending Certificates Balance	1,200,000,000.00	51,429,000.00	120,002,000.00	1,371,431,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.67

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.67

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$23,397,585.12

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$338,605.64

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,058,979.48

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$26,108,921.19

		a.	Class A Monthly Interest	$2,000,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,803,573.02
		e.	Excess Spread	$22,305,348.17

	2.	Class B Available Funds		$1,118,963.09

		a.	Class B Monthly Interest	$94,286.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,024,676.59

	3.	Collateral Available Funds		$2,610,935.63

		a.	Excess Spread	$2,610,935.63

	4.	Total Excess Spread		$25,940,960.39

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2019-3 Allocable Principal Collections		$853,343,518.93

	3.	Principal Allocation Percentage of Series 2019-3 Allocable Principal Collections		$521,041,192.71

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$521,041,192.71

	6.	Shared Principal Collections from other Series allocated to Series 2019-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,061,229.96

	8.	Available Principal Collections (total of items 5, 6 and 7)		$523,102,422.67

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$120,002,000.00

	2.	Required Collateral Invested Amount		$120,002,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$523,102,422.67

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-3

	1.	Excess Spread		$25,940,960.39
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$77,296.63
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$140,574.65
	9.	Applied to unpaid Monthly Servicing Fee		$2,285,718.33
	10.	Collateral Default Amount treated as Available Principal Collections		$180,360.31
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$198,030.99
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,058,979.48
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.6512%
		b.	Prior Monthly Period	3.9245%
		c.	Second Prior Monthly Period	4.0511%
	2.	Three Month Average Base Rate		4.2089%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	26.4031%
		b.	Prior Monthly Period	25.0780%
		c.	Second Prior Monthly Period	23.8527%
	4.	Three Month average Series Adjusted Portfolio Yield		25.1113%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,371,431,000.00
		Monthly Interest		$2,432,892.14
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,373,863,892.14

Series 2019-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,505,996,206.07	919,543,000.00	586,453,206.07
Beginning Adjusted Invested Amount	N/A	919,543,000.00	N/A
Floating Allocation Percentage	N/A	61.0588%	38.9412%
Principal Allocation Percentage	N/A	61.0588%	38.9412%
Collections of Finance Charge Receivables	33,475,266.68	20,439,591.43	13,035,675.25
Collections of Principal Receivables	572,165,905.12	349,357,555.33	222,808,349.79
Defaulted Amount	2,263,478.44	1,382,052.46	881,425.98

Ending Invested Amount / Transferor Amount	1,459,453,476.05	919,543,000.00	539,910,476.05

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	February 13, 2021	February 13, 2021	February 13, 2021
Coupon February 16, 2021 to March 14, 2021	0.34738%	0.54738%	1.59138%
Monthly Interest Due	208,428.00	12,269.25	107,008.77	327,706.02
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	208,428.00	12,269.25	107,008.77	327,706.02
Investor Default Amount	1,202,382.01	44,917.99	134,752.46	1,382,052.46
Investor Monthly Fees Due	1,333,333.33	49,810.00	149,428.33	1,532,571.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,744,143.34	106,997.24	391,189.56	3,242,330.14
Reallocated Investor Finance Charge Collections				20,422,979.45
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				26.9930%
Base Rate				2.7349%
Excess Spread Percentage				22.4207%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	29,886,000.00	89,657,000.00	919,543,000.00
Distributions of Interest	208,428.00	12,269.25	107,008.77	327,706.02
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	208,428.00	12,269.25	107,008.77	327,706.02
Ending Certificates Balance	800,000,000.00	29,886,000.00	89,657,000.00	919,543,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.26

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.26

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.41

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.41

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$17,287,658.09

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$107,008.77

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,180,649.32

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$17,767,938.60

		a.	Class A Monthly Interest	$208,428.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,202,382.01
		e.	Excess Spread	$16,357,128.59

	2.	Class B Available Funds		$663,765.77

		a.	Class B Monthly Interest	$12,269.25
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$651,496.52

	3.	Collateral Available Funds		$1,991,275.09

		a.	Excess Spread	$1,991,275.09

	4.	Total Excess Spread		$18,999,900.20

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		61.0588%

	2.	Series 2019-4 Allocable Principal Collections		$572,165,905.12

	3.	Principal Allocation Percentage of Series 2019-4 Allocable Principal Collections		$349,357,555.33

	4.	Reallocated Principal Collections

		Required to fund the Required Amount		$0.00
	5.	Item 3 minus Item 4		$349,357,555.33

	6.	Shared Principal Collections from other Series allocated to Series 2019-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,382,052.46

	8.	Available Principal Collections (total of items 5, 6 and 7)		$350,739,607.79

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$89,657,000.00

	2.	Required Collateral Invested Amount		$89,657,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$350,739,607.79

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-4
	1.	Excess Spread		$18,999,900.20
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$44,917.99
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$38,434.84
	9.	Applied to unpaid Monthly Servicing Fee		$1,532,571.66
	10.	Collateral Default Amount treated as Available Principal Collections		$134,752.46
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$68,573.93

	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections		$0.00

		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates		$17,180,649.32
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate
	1.	Base Rate
		a.	Current Monthly Period	2.7349%
		b.	Prior Monthly Period	2.4022%
		c.	Second Prior Monthly Period	2.4961%

	2.	Three Month Average Base Rate		2.5444%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	26.9930%
		b.	Prior Monthly Period	25.6073%
		c.	Second Prior Monthly Period	24.3837%
	4.	Three Month average Series Adjusted Portfolio Yield		25.6613%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
			Adjusted Invested Amount	$919,543,000.00
			Monthly Interest	$327,706.02
			Monthly Interest previously due but not paid	$0.00
			Additional Interest	$0.00
			Additional Interest previously due but not paid	$0.00
			Reassignment Amount	$919,870,706.02